Investment Securities (Investment) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		$ 33,367	$ 33,316
Gross unrealized gains		5,193	3,138
Gross unrealized losses		(160)	(661)
Investments		38,400	35,793
Eliminations
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		(4)	(5)
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		(4)	(5)
U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value		38,400	35,793
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments		534
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments		1,191
GE
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		82	342
Gross unrealized gains		4	23
Gross unrealized losses		(2)	(42)
Investments	[1]	84	323
GE | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		12	21
Gross unrealized gains		0	14
Gross unrealized losses		0	0
Estimated fair value		12	35
GE | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1	13
Gross unrealized gains		0	0
Gross unrealized losses		0	(1)
Estimated fair value		1	12
GE | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		69	302
Gross unrealized gains		4	9
Gross unrealized losses		(2)	(41)
Estimated fair value		71	270
GE | Trading Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		0	6
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		0	6
GECC
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		33,289	32,979
Gross unrealized gains		5,189	3,115
Gross unrealized losses		(158)	(619)
Investments		38,320	35,475
GECC | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		19,810	19,450
Gross unrealized gains		3,962	2,307
Gross unrealized losses		(69)	(217)
Estimated fair value		23,703	21,540
GECC | State and municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		4,173	4,214
Gross unrealized gains		555	235
Gross unrealized losses		(53)	(190)
Estimated fair value		4,675	4,259
GECC | Residential Mortgage Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1,544	1,803
Gross unrealized gains		153	139
Gross unrealized losses		(5)	(46)
Estimated fair value		1,692	1,896
GECC | Commercial mortgage backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2,903	2,929
Gross unrealized gains		170	188
Gross unrealized losses		(10)	(82)
Estimated fair value		3,063	3,035
GECC | Asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		304	448
Gross unrealized gains		8	7
Gross unrealized losses		(17)	(43)
Estimated fair value		295	412
GECC | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		908	1,131
Gross unrealized gains		109	85
Gross unrealized losses		(1)	(6)
Estimated fair value		1,016	1,210
GECC | Government - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1,560	2,062
Gross unrealized gains		152	81
Gross unrealized losses		(2)	(6)
Estimated fair value		1,710	2,137
GECC | U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1,957	752
Gross unrealized gains		56	45
Gross unrealized losses		0	(27)
Estimated fair value		2,013	770
GECC | Retained interest
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		0	1
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		0	1
GECC | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		109	167
Gross unrealized gains		24	28
Gross unrealized losses		(1)	(2)
Estimated fair value		132	193
GECC | Trading Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		21	22
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		$ 21	$ 22

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.